Cover Page	May 18, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 18, 2022
Entity Registrant Name	UNITED COMMUNITY BANKS, INC.
Entity Central Index Key	0000857855
Amendment Flag	false
Entity Incorporation, State or Country Code	GA
Entity File Number	001-35095
Entity Tax Identification Number	58-1807304
Entity Address, Address Line One	125 Highway 515 East
Entity Address, City or Town	Blairsville
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30512
City Area Code	706
Local Phone Number	781-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $1 per share
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $1 per share
Trading Symbol	UCBI
Security Exchange Name	NASDAQ
Depositary shares, each representing 1/1000th interest in a share of Series I Non-Cumulative Preferred Stock
Entity Listings [Line Items]
Title of 12(b) Security	Depositary shares, each representing 1/1,000th interest in a share of Series I Non-Cumulative Preferred Stock
Trading Symbol	UCBIO
Security Exchange Name	NASDAQ